Recapitalization (Details) - Schedule of Common Stock Issued Immediately	12 Months Ended
Dec. 31, 2023 shares
Class A Common Stock [Member]
Recapitalization (Details) - Schedule of Common Stock Issued Immediately [Line Items]
Colombier Class A common stock, outstanding prior to the Business Combination	17,250,000
Less: Redemption of Colombier Class A common stock	(13,827,349)
Class A common stock of Colombier	3,422,651
Business Combination shares	7,735,151
PSQ Shares	21,522,825
Common Stock immediately after the Business Combination	29,257,976
Class B Common Stock [Member]
Recapitalization (Details) - Schedule of Common Stock Issued Immediately [Line Items]
Colombier Class B common stock, outstanding prior to the Business Combination	4,312,500